Debt Instruments Issued and Other Financial Liabilities - Summary of Maturities for Subordinated Bonds (Detail) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Total	$ 6,408,356	$ 6,010,124	$ 5,950,038
Subordinated Bonds [member]
Disclosure of detailed information about borrowings [line items]
Total	1,078,339	1,074,320
Subordinated Bonds [member] | 1 year [member]
Disclosure of detailed information about borrowings [line items]
Total		22,209
Subordinated Bonds [member] | 2 year [member]
Disclosure of detailed information about borrowings [line items]
Total	14,526
Subordinated Bonds [member] | 3 year [member]
Disclosure of detailed information about borrowings [line items]
Total	23,923	18,604
Subordinated Bonds [member] | 4 year [member]
Disclosure of detailed information about borrowings [line items]
Total	128,717	22,484
Subordinated Bonds [member] | Later than five years [member]
Disclosure of detailed information about borrowings [line items]
Total	$ 911,173	$ 1,011,023